Sources of finance - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 27, 2019 GBP (£)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Mar. 15, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity | £							£ 9,806.6			£ 9,956.1	[1]	£ 9,761.7	£ 8,009.9
Total committed facilities available | £							8,357.6
Undrawn committed credit facility | £							2,074.7			1,163.8
Borrowings | £							6,217.9			6,481.3
Issued capital and share premium [member]
Disclosure of detailed information about financial instruments [line items]
Total equity | £							703.0			£ 701.8		£ 695.4
US$ bonds due November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 812	£ 637.4
Bonds interest rate					4.75%	4.75%	4.75%	4.75%
US$ bonds due September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 500	£ 392.3
Bonds interest rate					3.625%	3.625%	3.625%	3.625%
US$ bonds due September 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 750	£ 588.4
Bonds interest rate					3.75%	3.75%	3.75%	3.75%
US$ bonds due September 2042 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 272	£ 213.1
Bonds interest rate					5.125%	5.125%	5.125%	5.125%
Repayment of bonds			$ 28
US$ bonds due November 2043 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 450	£ 353.3
Bonds interest rate					5.625%	5.625%	5.625%	5.625%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					€ 250		£ 224.6
Floating basis			3m EURIBOR
Adjustment to floating basis					0.32%	0.32%	0.32%	0.32%
Euro bonds due November 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					€ 600		£ 539.1
Bonds interest rate					0.75%	0.75%	0.75%	0.75%
Euro bonds due November 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					€ 750		£ 673.9
Bonds interest rate					3.00%	3.00%	3.00%	3.00%
Euro bonds due September 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					€ 750		£ 673.9
Bonds interest rate					2.25%	2.25%	2.25%	2.25%
Euro bonds due March 2030 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					€ 600		£ 539.1
Bonds interest rate					1.625%	1.625%	1.625%	1.625%
Eurobonds Due March 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | €		€ 500
Bonds interest rate		1.375%
Eurobonds Due March 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | €		€ 250
Bonds interest rate		0.45%
Floating basis		3m EURIBOR
Sterling bonds due November 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | £							£ 200.0
Bonds interest rate					6.375%	6.375%	6.375%	6.375%
Sterling bonds due November 2020 [member] | Early Redemption [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate	6.375%
Repayment of bonds | £	£ 200.0
Sterling bonds due September 2046 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | £							£ 400.0
Bonds interest rate					2.875%	2.875%	2.875%	2.875%
US revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 2,500	£ 1,961.4
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate					0.96%	0.96%	0.96%	0.96%	0.78%	0.78%
Borrowings						$ 125			$ 715
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent						125
Australian revolving credit facilities due 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available								$ 150
Australian revolving credit facilities due 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available								370
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent								$ 439
US Revolving Credit Facilities March 2024 [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available				$ 2,500
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings						$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate					2.28%	2.28%	2.28%	2.28%	1.47%	1.47%
Borrowings						$ 540			$ 860

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.